Note 4 - Segmental Financial Information	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

4. Segmental Financial Information

The Company has four reportable segments from which it derives its revenues: (1) container vessels segment, (2) dry bulk vessels segment, (3) operating platform segment (CBI segment) and (4) investment in leaseback vessels through NML (Note 1 and 12) (NML segment). The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. The container vessel business segment consists of transportation of containerized products through ownership and operation of container vessels. The dry bulk business segment consists of transportation of dry bulk cargoes through ownership and trading of dry bulk vessels. Under the CBI segment the Company charters-in/out dry bulk vessels and enters into contracts of affreightment, FFAs and may also utilize hedging solutions. Under the NML segment the Company acquires and bareboat charters out the acquired vessels to the respective seller-lessee of the vessels, who have the obligation to purchase the vessel at the end of the bareboat agreement and the right to purchase the vessel prior to the end of the bareboat agreement at a pre-agreed price.

The tables below present information about the Company’s reportable segments as of December 31, 2022 and June 30, 2023, and for the six-month periods ended June 30, 2022 and 2023. The Company measures segment performance based on net income. Items included in the segment’s net income are allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculation, their allocations keys are defined on the basis of each segment’s drawing on key resources. The Other segment includes items that due to their nature are not allocated to any of the Company’s reportable segments. As of December 31, 2022 and June 30, 2023 and for the six-month periods ended June 30, 2022 and 2023, Other segment includes equity method investments’ balances, due from related parties balances, cash balances and income and short-term investments. Summarized financial information concerning each of the Company’s reportable segments is as follows:

For the six-month period ended June 30, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Voyage revenue	$406,917	$74,347	$133,448	$-	$-	$-	$614,712
Intersegment voyage revenue	-	3,079	-	-	-	(3,079)	-
Income from investments in leaseback vessels	-	-	-	1,477	-	-	1,477
Net Income/ (Loss) for the Period	$306,067	$(31,715)	$(57,516)	$571	$(1,149)	$-	$216,258

For the six-month period ended June 30, 2022
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$380,260	$178,677	$-	$558,937
Net Income for the Period	$168,559	$75,689	$776	$245,024

As of June 30, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	NML	Other	Eliminations	Total
Total Assets	$3,240,823	$724,177	$508,833	$98,280	$738,859	$(2,718)	$5,308,254

As of December 31, 2022
	Container vessels segment	Dry bulk vessels segment	CBI	Other	Eliminations	Total
Total Assets	$3,272,559	$771,027	$101,807	$751,838	$(1,002)	$4,896,229